LEASES (Details 1) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Leases
Maturity analysis of lease liabilities	€ 1,588
Year 1	394
Year 2	715
Year 3	626
Year 4	451
Year 5	79
Onwards	1
Total future lease payments	2,266
Less: Unearned interest	388
Lease Liabilities	1,878
Non-Current	1,588	€ 1,615
Current	€ 290	€ 504